Supplementary Financial Statements Information (Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables from the government of Israel:
Value added tax authorities	$ 93	$ 140
Prepaid expenses	144	80
Assets held for severance benefits		241
Other current assets	$ 237	$ 461